Net Loss Per Share Attributable to Common Stockholders - Schedule of Calculation of Basic and Diluted Net Loss per Share (FY) (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss from continuing operations							$ (863,448)	$ (593,748)	$ (30,866)
Net loss from discontinued operations							0	0	(189)
Net loss	$ (290,509)	$ (314,641)	$ (323,021)	$ (129,248)	$ (605,150)	$ (452,269)	(863,448)	(593,748)	(31,055)
Dividends and accretion on Series C redeemable convertible preferred stock	0		(15,596)		(28,722)	(15,596)	(74,317)	0	0
Net loss attributable to common stockholders, basic	(290,509)		(338,617)		(633,872)	(467,865)	(937,765)	(593,748)	(31,055)
Net loss attributable to common stockholders, diluted	$ (290,509)		$ (338,617)		$ (660,717)	$ (467,865)	$ (937,765)	$ (593,748)	$ (31,055)
Denominator:
Weighted-average shares used in computing net loss attributable to common stockholders, basic (in shares)	486,591		209,626		366,765	209,560	217,854	192,164	180,632
Weighted-average shares used in computing net loss attributable to common stockholders, diluted (in shares)	486,591		209,626		368,607	209,560	217,854	192,164	180,632
Net loss from continuing operations per share attributable to common stockholders, basic (in usd per share)							$ (4.3)	$ (3.09)	$ (0.17)
Net loss from continuing operations per share attributable to common stockholders, diluted (in usd per share)							(4.3)	(3.09)	(0.17)
Net loss from discontinued operations per share attributable to common stockholders, basic (in usd per share)							0	0	0
Net loss from discontinued operations per share attributable to common stockholders, diluted (in usd per share)							0	0	0
Net loss per share attributable to common stockholders, basic (in usd per share)	$ (0.6)		$ (1.62)		$ (1.73)	$ (2.23)	(4.3)	(3.09)	(0.17)
Net loss per share attributable to common stockholders, diluted (in usd per share)	$ (0.6)		$ (1.62)		$ (1.79)	$ (2.23)	$ (4.3)	$ (3.09)	$ (0.17)